Commitment and contingencies - Operating Leases (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Office in Athens (Member)
Twelve months ending June 30, 2013	$ 52
Twelve months ending June 30, 2014	52
Twelve months ending June 30, 2015	52
Twelve months ending June 30, 2016	39
Offices Of Ocean Rig U D W (Member)
Twelve months ending June 30, 2013	1,232
Twelve months ending June 30, 2014	1,232
Twelve months ending June 30, 2015	$ 272